Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Total loans	$ 936,682	$ 955,871
Equity securities	57,336	64,414
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities	97,302	86,155
Total Commercial [Member]
Variable Interest Entity [Line Items]
Total loans	547,427	557,516
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	162,216	162,265
Maximum exposure to loss	9,793	9,967
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	154,730	154,464
Maximum exposure to loss	3,070	3,050
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	1,898	2,174
Maximum exposure to loss	435	585
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Total Commercial [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	5,588	5,627
Maximum exposure to loss	6,288	6,332
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,784	5,903
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	213	292
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Total Commercial [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,571	5,611
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,471	2,421
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	47	43
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Nonconforming mortgage loan securitizations [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,471	2,420
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Nonconforming mortgage loan securitizations [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Other [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	1
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Other [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	47	43
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Total Commercial [Member] | Commercial real estate loans [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Total Commercial [Member] | Commercial real estate loans [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	625	654
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	591	617
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	17	21
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Total Commercial [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	17	16
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	866	946
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	8	13
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	158	228
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Total Commercial [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	700	705
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Total loans	5,784	5,903
Debt securities	2,471	2,421
Equity securities	47	43
All other assets	625	654
Debt and other liabilities	(8)	(13)
Net assets	8,919	9,008
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities	301	172
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total loans	0	0
Debt securities	2,471	2,420
Equity securities	0	0
All other assets	591	617
Debt and other liabilities	(8)	(13)
Net assets	3,054	3,024
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total loans	213	292
Debt securities	0	1
Equity securities	47	43
All other assets	17	21
Debt and other liabilities	0	0
Net assets	277	357
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Total Commercial [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Total loans	5,571	5,611
Debt securities	0	0
Equity securities	0	0
All other assets	17	16
Debt and other liabilities	0	0
Net assets	$ 5,588	$ 5,627